PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2019	2018
Cost:

Computers and peripheral equipment	$627	$1,048
Office furniture and equipment	66	190
Leasehold improvements	-	31

	693	1,269
Accumulated depreciation:

Computers and peripheral equipment	567	1,021
Office furniture and equipment	64	172
Leasehold improvements	-	16

Accumulated depreciation	631	1,209

Depreciated cost	$62	$60